UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of October 31, 2014 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 98.4% of Net Assets
Lodging – 2.1%
128,400	Extended Stay America, Inc.	$2,960,904
82,600	Hilton Worldwide Holdings, Inc.(b)	2,084,824

		5,045,728

Real Estate – 3.2%
59,600	Alexander & Baldwin, Inc.	2,385,788
69,300	American Homes 4 Rent, Class A	1,214,829
182,700	Forest City Enterprises, Inc., Class A(b)	3,816,603

		7,417,220

Real Estate Investment Trusts – 93.1%
	REITs—Apartments – 15.1%
75,900	American Campus Communities, Inc.	2,980,593
76,400	AvalonBay Communities, Inc.	11,906,176
61,900	Camden Property Trust	4,745,873
226,900	Equity Residential	15,783,164

		35,415,806

	REITs—Diversified – 7.7%
85,300	American Assets Trust, Inc.	3,270,402
128,800	DuPont Fabros Technology, Inc.	3,988,936
52,400	EPR Properties	2,939,640
93,900	Liberty Property Trust	3,264,903
41,500	Vornado Realty Trust	4,543,420

		18,007,301

	REITs—Health Care – 10.6%
206,100	HCP, Inc.	9,062,217
119,500	Health Care REIT, Inc.	8,497,645
105,300	Ventas, Inc.	7,214,103

		24,773,965

	REITs—Hotels – 4.7%
48,200	Chatham Lodging Trust	1,234,884
270,900	Host Hotels & Resorts, Inc.	6,314,679
109,300	RLJ Lodging Trust	3,521,646

		11,071,209

	REITs—Manufactured Homes – 1.6%
76,000	Equity Lifestyle Properties, Inc.	3,731,600

	REITs—Office Property – 15.1%
172,300	BioMed Realty Trust, Inc.	3,742,356
93,600	Boston Properties, Inc.	11,863,800
87,400	Douglas Emmett, Inc.	2,458,562
139,800	Empire State Realty Trust, Inc., Class A	2,231,208
387,600	Gramercy Property Trust, Inc.	2,422,500
120,500	Kilroy Realty Corp.	8,162,670

Shares	Description	Value (†)
Common Stocks – continued
Real Estate Investment Trusts – continued
	REITs—Office Property – continued
230,900	Piedmont Office Realty Trust, Inc., Class A	$4,491,005

		35,372,101

	REITs—Regional Malls – 14.9%
67,300	Macerich Co. (The)	4,744,650
142,900	Simon Property Group, Inc.	25,609,109
59,600	Taubman Centers, Inc.	4,532,580

		34,886,339

	REITs—Shopping Centers – 8.7%
101,700	Acadia Realty Trust	3,173,040
231,300	DDR Corp.	4,195,782
49,800	Federal Realty Investment Trust	6,563,640
99,700	Ramco-Gershenson Properties Trust	1,742,756
42,600	Regency Centers Corp.	2,585,820
131,100	Retail Opportunity Investments Corp.	2,142,174

		20,403,212

	REITs—Single Tenant – 1.1%
64,600	National Retail Properties, Inc.	2,462,552

	REITs—Storage – 8.0%
115,100	CubeSmart	2,422,855
88,200	Extra Space Storage, Inc.	5,129,712
60,400	Public Storage	11,134,136

		18,686,703

	REITs—Warehouse/Industrials – 5.6%
261,600	ProLogis, Inc.	10,895,640
150,300	Rexford Industrial Realty, Inc.	2,322,135

		13,217,775

	Total Real Estate Investment Trusts	218,028,563

	Total Common Stocks (Identified Cost $183,836,216)	230,491,511

Principal Amount
Short-Term Investments – 1.7%
$3,902,932	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2014 at 0.000% to be repurchased at $3,902,932 on 11/03/2014 collateralized by $3,955,000 Federal National Mortgage Association, 1.670% due 11/20/2018 valued at $3,984,663 including accrued interest(c) (Identified Cost $3,902,932)	3,902,932

Description	Value (†)
Total Investments – 100.1%
(Identified Cost $187,739,148)(a)	$234,394,443
Other Assets Less Liabilities – (0.1)%	(285,532)

Net Assets – 100.0%	$234,108,911

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At October 31, 2014, the net unrealized appreciation on investments based on a cost of $187,739,148 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$47,015,672
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(360,377)

Net unrealized appreciation	$46,655,295

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$230,491,511	$—	$—	$230,491,511
Short-Term Investments	—	3,902,932	—	3,902,932

Total	$230,491,511	$3,902,932	$—	$234,394,443

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2014 (Unaudited)

REITs—Apartments	15.1%
REITs—Office Property	15.1
REITs—Regional Malls	14.9
REITs—Health Care	10.6
REITs—Shopping Centers	8.7
REITs—Storage	8.0
REITs—Diversified	7.7
REITs—Warehouse/Industrials	5.6
REITs—Hotels	4.7
Real Estate	3.2
Lodging	2.1
Other Investments, less than 2% each	2.7
Short-Term Investments	1.7

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 18, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	December 18, 2014